Accounts Receivable	6 Months Ended
Mar. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of March 31, 2022 and September 30, 2021 consisted of the following:

	March 31, 2022	September 30, 2021
Accounts receivable	$20,201,182	$24,364,198
Accounts receivable – related parties	-	3,981,697
Less: allowance for doubtful accounts	(3,117,300)	(3,066,937)
Accounts receivable, net	$17,083,882	$25,278,958

The Company’s customers are for the most part, various levels of government, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers.

Changes of allowance for doubtful accounts as of March 31, 2022 and September 30, 2021 are as follows:

	March 31, 2022	September 30, 2021
Beginning balance	$3,066,937	$2,910,554
Bad debt write-off	-	-
Exchange difference	50,363	156,383
Ending balance	$3,117,300	$3,066,937

No bad debt expense and debt write-off recorded by the Company for the six months ended March 31, 2022 and 2021.